Exhibit 99.4

Rebuttal Findings 08.19.2026

Seller:

Deal ID:

Total Loan Count: 489

Loans by Grade in Population
Loan Grade	Count	Percentage
1	437	89.37%
2	27	5.52%
3	25	5.11%

Trade Summary
Loan Status	Count	Percentage
Review Complete	454	92.84%
In Rebuttal	35	7.16%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	55	46	46	27	28	0	0	27	0	18	10
2	11	1	1	10	1	0	0	0	0	10	1
1	1404	0	1	1403	0	0	1	0	0	0	1404

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	28	18	0	10	9	0	10
HOC – Inaccurate	10	0	0	10	0	0	10
Security Instrument – Name Discrepancy	6	6	0	0	0	0	0
Note – Address Discrepancy	4	4	0	0	3	0	0
Security Instrument – Property Address Discrepancy	3	3	0	0	2	0	0
Security Instrument – Incomplete	2	2	0	0	1	0	0
Security Instrument – Inaccurate	2	2	0	0	2	0	0
Rescission Test	1	1	0	0	1	0	0
Credit	2	1	0	1	0	0	0
Income – Calculation Variance	1	0	0	1	0	0	0
DTI Calculation	1	1	0	0	0	0	0
Valuation	36	36	0	0	18	0	18
Appraisal – Value is not supported within a 10% variance	36	36	0	0	18	0	18